Loans Receivable - Risk Category of Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	$ 42,167	$ 68,497	$ 118,790
Total unpaid principal balance	1,569,893	1,621,554	1,763,196
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	670,636	702,355	770,943
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	16,002	21,591	30,574
Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	105,989	92,050	111,953
Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	266,394	281,917	287,447
Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	142,007	154,075	198,686
Pass
Financing Receivable, Recorded Investment [Line Items]
Percent of total unpaid principal balance	90.60%	82.30%	74.30%
Total unpaid principal balance	1,484,701	1,460,457	1,497,361
Pass | Total
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	621,956	595,515	595,734
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	11,676	16,542	21,141
Pass | Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	83,101	57,221	64,229
Pass | Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	258,307	255,741	245,980
Pass | Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	131,315	130,966	156,919
Pass | Other consumer | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	137,557	135,045	107,465
Special mention
Financing Receivable, Recorded Investment [Line Items]
Percent of total unpaid principal balance	0.30%	3.30%	4.20%
Total unpaid principal balance	2,693	24,203	33,363
Special mention | Total
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	2,317	24,203	33,363
Special mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	0		878
Special mention | Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	70	75	787
Special mention | Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	0	465	3,660
Special mention | Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	1,019	2,967	5,144
Special mention | Other consumer | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	1,228	20,696	22,894
Substandard
Financing Receivable, Recorded Investment [Line Items]
Percent of total unpaid principal balance	4.10%	7.30%	11.40%
Substandard | Total
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	27,996	53,165	91,378
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	3,332	3,540	5,640
Substandard | Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	3,972	10,025	15,150
Substandard | Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	1,838	22,053	17,155
Substandard | Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	5,679	5,777	19,100
Substandard | Other consumer | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	13,175	11,770	34,333
Total Unpaid Principal Balance Amount
Financing Receivable, Recorded Investment [Line Items]
Percent of total unpaid principal balance	100.00%	100.00%	100.00%
Total Unpaid Principal Balance Amount | Total
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	686,638	723,946	801,517
Total Unpaid Principal Balance Amount | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	16,002	21,591	30,574
Total Unpaid Principal Balance Amount | Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	105,989	92,050	111,953
Total Unpaid Principal Balance Amount | Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	266,394	281,917	287,447
Total Unpaid Principal Balance Amount | Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	142,007	154,075	198,686
Total Unpaid Principal Balance Amount | Other consumer | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	156,246	174,313	172,857
Non-accrual
Financing Receivable, Recorded Investment [Line Items]
Percent of total unpaid principal balance	5.00%	7.10%	10.10%
Non-Accrual	34,369	51,063	81,042
Total unpaid principal balance	42,167	68,497	118,790
Non-accrual | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	994	1,509	2,915
Non-accrual | Land and construction | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	18,846	24,729	31,787
Non-accrual | Multi-family | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	6,249	3,658	20,652
Non-accrual | Retail/office | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	3,994	14,365	17,523
Non-accrual | Other consumer | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Non-Accrual	$ 4,286	$ 6,802	$ 8,165